Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,000
Previously Paid Amount	0.00
Total Fee Amount	16.53
Total Offset Amount	0.00
Net Fee	16.53
Narrative - Max Aggregate Offering Price	$ 112,000
Final Prospectus	true